Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue recognition
Schedule of revenue components

Net sales to external customers by region(1)

EURm	2021	2020	2019
Asia Pacific	2 562	2 742	3 070
Europe	6 635	6 427	6 438
Greater China	1 545	1 510	1 970
India	1 039	954	1 359
Latin America	1 226	1 070	1 517
Middle East & Africa	1 915	1 981	1 977
North America	7 280	7 168	6 984
Total	22 202	21 852	23 315

(1)  Net sales to external customers by region are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Europe. In 2021, Nokia aligned the way it externally reports financial information on a regional basis with its internal reporting structure. As a result, India which was earlier presented as part of the Asia Pacific region is now presented as a separate region. In addition, certain countries are now presented as part of a different region. The comparative net sales to external customers by region for 2020 and 2019 have been recast accordingly.

Schedule of unsatisfied performance obligations

	2021	2020
Within 1 year	73%	68%
2-3 years	24%	31%
More than 3 years	3%	1%
Total	100%	100%